Share-Based Plans (Tables)	12 Months Ended
Dec. 31, 2013
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Summary of Activity under Company's Stock Option Plans

The following table summarizes the activity under the Company’s stock option plans for the year ended December 31, 2013 (in thousands, except exercise price and remaining contractual life data):

	SHARES AVAILABLE FOR GRANT	SHARES OUTSTANDING	WEIGHTED- AVERAGE EXERCISE PRICE	WEIGHTED- AVERAGE REMAINING CONTRACTUAL LIFE (IN YEARS)	AGGREGATE INTRINSIC VALUE
Balances at December 31, 2012	352	2,067	$3.86	7.7	$14,380
Options authorized	1,600	—
Options granted	(1,036)	1,036	$15.76
Options exercised	—	(217)	$1.18
Options canceled	278	(278)	$6.24

Balances at December 31, 2013	1,194	2,608	$8.56	8.1	$24,158

Vested and expected to vest at December 31, 2013		2,409	$8.25	8.0	$23,061

Exercisable at December 31, 2013		1,054	$2.97	6.5	$15,610